Convertible Notes and Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Convertible Notes and Warrant Liability [Abstract]
Convertible Notes and Warrant Liability

14.    Convertible Notes and Warrant Liability

Convertible Notes

On November 3, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (collectively, the “Investors”), pursuant to which the Company agreed to issue to the Investors Senior Secured Original Issue 10% Discount Convertible Promissory Notes (“Convertible Notes” or “Notes”) and common stock warrants to purchase a number of shares of the Company’s Class A common stock equal to 30% of the face value of the Notes divided by the volume weighted average price (“VWAP”), in three tranches.

The Convertible Notes are convertible solely into Class A common stock of the Company at a conversion price of (a) $2,250 per share (“Fixed Conversion Price”) or (b) 92.5% of the average of the three lowest daily VWAP of the common stock during the ten-trading day period (“Variable Conversion Price”), whichever is lower. The Fixed Conversion Price includes a one-time reset at the six-month anniversary of the Original Issuance Date (the “Reset Date”) to the lower of the conversion price (with the Variable Conversion Price determined as if the conversion notice was delivered on the Reset Date) and 130% of the daily VWAP of the common stock for the trading day immediately prior to the Reset Date.

All Convertible Notes and related common stock warrants, by written agreement, provide for a beneficial ownership limitation cap of 4.99% shares of the total issued and outstanding common stock of the Company, at any given time. Upon an event of default, the Convertible Notes earn interest at a rate of 10% per annum.

First Tranche

On November 3, 2022, the Company issued the first tranche of the Convertible Notes in the aggregate principal amount of $10.0 million and common stock warrants to purchase up to an aggregate of 1,543 shares of Class A common stock (the “First Tranche”) to the Investors pursuant to the Purchase Agreement for net proceeds of $9.0 million. These Convertible Notes have a maturity date of 24 months from the issuance date. Subsequently, upon reaching the Reset Date, the exercise price of the remaining balance was changed to $96.05 per share. These Convertible Notes are secured by a first priority security interest in all of the assets of the Company.

On January 5, 2023, the Company entered into an amendment to the Purchase Agreement (the “Purchase Agreement Amendment”), pursuant to which the Company and each Investor agreed, among other things, to amend the terms and conditions of the second tranche of funding and terminate the third tranche of funding contemplated under the Purchase Agreement. In connection with the Purchase Agreement Amendment, the Company also issued a warrant to the Investors to purchase up to an aggregate of 3,587 shares of the Company’s Class A common stock (the “Purchase Agreement Amendment Tranche”).

Second Tranche

On January 27, 2023, the Investors exercised their rights to purchase the allowable amounts under the Purchase Agreement Amendment and the Company issued the second tranche of the Convertible Notes in the aggregate principal amount of $10.0 million and common stock warrants to purchase up to an aggregate of 6,281 shares of Class A common stock (the “Second Tranche”) to the Investors pursuant to the Purchase Agreement for net proceeds of $9.0 million. These Convertible Notes have a maturity date of 24 months from the issuance date. Subsequently, upon reaching the Reset Date, the exercise price of the remaining balance was changed to $112.32 per share.

The Company elected the fair value option to account for the Convertible Notes, as further discussed in Note 15 — Fair Value. As such, the Company recorded the Convertible Notes at fair value and subsequently remeasures them at fair value at each reporting date. Changes in fair value are recognized as a component of other income (expense), net in the unaudited condensed consolidated statements of operations. Activity related to the Company’s Convertible Notes during the six-month period ended June 30, 2024 were as follows (in thousands):

Six Months Ended June 30, 2024
Balance at December 31, 2023	$10
Convertible Notes issued during the period	—
Conversions	—
Payments	—
Change in fair value measurement	—
Convertible Notes liability at June 30, 2024	$10

Warrant Liability

As discussed in previous sections of this proxy statement/prospectus, the Company has issued warrants in connection with various capital raises. The following tables summarizes the Company’s warrants outstanding as of June 30, 2024 and December 31, 2023:

	First Tranche	Purchase Agreement Amendment	Second Tranche	Series B	August 2023	GEM Warrants
December 31, 2023	1,543	3,587	6,281	33,605	62,223	2,270
Issued	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
June 30, 2024	1,543	3,587	6,281	33,605	62,223	2,270
Common Stock Warrants	Issue Date	Reset Date	Exercise Price at Issuance		Reset Exercise Price
First Tranche	11/3/2022	5/3/2023	$2,250		$88.65
Purchase Agreement Amendment	1/5/2023	6/5/2023	$2,250		$87.38
Second Tranche	1/27/2023	7/30/2023	$2,250		$103.68
Series A	2/21/2023	No Reset	$—		N/A
Series B	2/21/2023	No Reset	$234	(1)	N/A
August 2023	8/11/2023	No Reset	$45	(2)	N/A
GEM Warrants	10/2/2023	No Reset	$26.54		N/A

____________

(1)      Excludes 4,800 of remaining warrants authorized to exercise for no consideration, as discussed below.

(2)      Excludes pre-funded warrants, as discussed below.

In connection with the issuance of the Convertible Notes, the Investors received a number of common stock warrants equal to 30% of the face value of the Convertible Notes divided by the VWAP prior to the applicable closing date. The common stock warrants entitle the holder to purchase one share of the Company’s Class A common stock at the exercise price of a) $2,250 per share (“Exercise Price”) or (b) 92.5% of the average of the three lowest daily VWAP of the common stock during the ten-trading day period (“Variable Exercise Price”), whichever is lower. The Exercise Price included a one-time reset at the six-month anniversary of the initial exercise date (the “Reset Date”) to the lower of the initial Exercise Price and 120% of the daily VWAP on the trading day prior to the Reset Date. The common stock warrants issued in First Tranche, Purchase Agreement Amendment Tranche, and Second Tranche have a five-year exercise period from their respective issuance date. Subsequently to their issuance, upon reaching the Reset Date, the Exercise Price of these warrants was changed to $88.65, $87.38, and $103.68 per share for the First Tranche, Purchase Agreement Amendment Tranche, and Second Tranche, respectively.

As discussed in Note 13 — Stock-based Compensation and Common Stock, in connection with the February 2023 Offering, the purchasing shareholders received Series A and Series B Warrants with each Class A common share issued. All Series A warrants were exercised following issuance for no consideration. The Series B Warrants were exercisable upon completion of the Reorganization Merger and will expire five years from the merger date.

As discussed in Note 13 — Stock-based Compensation and Common Stock, in connection with the August 2023 Offering, the purchasing shareholders received August 2023 Warrants with each Class A common share issued. The Company also issued pre-funded warrants (the “Pre-Funded Warrants”) which were immediately exercisable for one share of Class A common stock at an Exercise Price of $0.0001 and do not expire until exercised. The August 2023 Warrants were immediately exercisable and expire three years from the date of issuance. All of these Pre-Funded Warrants were exercised in 2023.

In connection with the August 2023 Offering, the Company amended existing Series B warrant agreements to authorize certain Investors to purchase 12,865 shares of the Company’s Class A common stock for no consideration. As of June 30, 2024, 8,065 of these Series B warrants were exercised. Series B warrants are accounted for as liabilities and the fair market value of the warrants is remeasured at the end of every reporting period. As such, the change in the valuation of the liabilities related to the Series B warrant agreements are reflected in the Company’s unaudited condensed consolidated balance sheets as of June 30, 2024.

The First Tranche, Purchase Agreement Amendment tranche, Second Tranche, Series A, Series B, and August 2023 Warrants (together, the “Common Stock Warrants”) contain a feature that precludes them from being considered indexed to the Company’s own stock and therefore are accounted for as liabilities in the Company’s unaudited condensed consolidated balance sheets. The Company records the Common Stock Warrants at fair value and subsequently remeasures unexercised warrants to fair value at the reporting date, and further discussed in Note 15 — Fair Value. Activity related to the Company’s warrants during the six-month period ended June 30, 2024 were as follows (in thousands):

June 30, 2024
Balance at December 31, 2023	$55
Warrants issued during the period	—
Warrants exercised during the period	—
Change in fair value measurement	(49)
Warrant liability at June 30, 2024	$6

13.    Convertible Debt and Warrant Liability

Convertible Notes

On November 3, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (collectively, the “Investors”), pursuant to which the Company agreed to issue to the Investors Senior Secured Original Issue 10% Discount Convertible Promissory Notes (“Convertible Notes” or “Notes”) and common stock warrants to purchase a number of shares of the Company’s Class A common stock equal to 30% of the face value of the Notes divided by the volume weighted average price (“VWAP”), in three tranches.

The Convertible Notes are convertible solely into Class A common stock of the Company at a conversion price of (a) $2,250 per share (“Fixed Conversion Price”) or (b) 92.5% of the average of the three lowest daily VWAP of the common stock during the ten-trading day period (“Variable Conversion Price”), whichever is lower. The Fixed

Conversion Price includes a one-time reset at the 6-month anniversary of the Original Issuance Date (the “Reset Date”) to the lower of the conversion price (with the Variable Conversion Price determined as if the conversion notice was delivered on the Reset Date) and 130% of the daily VWAP of the common stock for the trading day immediately prior to the Reset Date.

All Convertible Notes and related common stock warrants, by written agreement, provide for a beneficial ownership limitation cap of 4.99% shares of the total issued and outstanding common stock of the Company, at any given time. Upon an event of default, the Convertible Notes earn interest at a rate of 10% per annum.

First Tranche

On November 3, 2022, the Company issued the first tranche of the Convertible Notes in the aggregate principal amount of $10.0 million and common stock warrants to purchase up to an aggregate of 1,543 shares of Class A common stock (the “First Tranche”) to the Investors pursuant to the Purchase Agreement for net proceeds of $9.0 million. These Convertible Notes have a maturity date of 24 months from the issuance date. Subsequently, upon reaching the Reset Date, the exercise price of the remaining balance was changed to $96.05 per share. These Convertible Notes are secured by a first priority security interest in all of the assets of the Company.

On January 5, 2023, the Company entered into an amendment to the Purchase Agreement (the “Purchase Agreement Amendment”), pursuant to which the Company and each Investor agreed, among other things, to amend the terms and conditions of the second tranche of funding and terminate the third tranche of funding contemplated under the Purchase Agreement. In connection with the Purchase Agreement Amendment, the Company also issued a warrant to the Investors to purchase up to an aggregate of 3,587 shares of the Company’s Class A common stock (the “Purchase Agreement Amendment Tranche”).

Second Tranche

On January 27, 2023, the Investors exercised their rights to purchase the allowable amounts under the Purchase Agreement Amendment and the Company issued the second tranche of the Convertible Notes in the aggregate principal amount of $10.0 million and common stock warrants to purchase up to an aggregate of 6,281 shares of Class A common stock (the “Second Tranche”) to the Investors pursuant to the Purchase Agreement for net proceeds of $9.0 million. These Convertible Notes have a maturity date of 24 months from the issuance date. Subsequently, upon reaching the Reset Date, the exercise price of the remaining balance was changed to $112.32 per share.

The Company elected the fair value option to account for the Convertible Notes, as further discussed in Note 14 — Fair Value. As such, the Company recorded the Convertible Notes at fair value and subsequently remeasures them at fair value at each reporting date. Changes in fair value are recognized as a component of other income (expense), net in the consolidated statements of operations. Activity related to the Company’s Convertible Notes during the years ended December 31, 2023 and 2022 were as follows (in thousands):

	Years ended December 31,
	2023	2022
Balance at the beginning of the year	$10,911	$—
Convertible Debt issued during the period	7,330	7,034
Conversions	(17,623)	—
Payments	(2,367)	—
Change in fair value measurement	1,759	3,877
Convertible Notes Liability at the end of the year	$10	$10,911

On April 11, 2023, the Company received a notice from Nasdaq indicating that the Company was not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Global Market. The Company acknowledges that receipt of the notice from Nasdaq constituted an event of default under its Convertible Notes agreements. As a result, unless waived by the holders, the Convertible Notes began accruing default interest at a rate of 10% per annum and the Company was obligated to pay to the holders up to $1.4 million, which amount represented 100% of the sum of (x) the outstanding principal of the Convertible Notes as of April 11, 2023 and (y) accrued and unpaid interest thereon. As such, a total of $0.08 million was accrued as interest payable on the Convertible Notes as of December 31, 2023.

Warrant Liability

As discussed in previous sections of this proxy statement/prospectus, the Company has issued warrants in connection with various capital raises. The following tables summarize the Company’s warrants outstanding as of December 31, 2023 and 2022:

Warrants Outstanding:

	First Tranche	Purchase Agreement Amendment	Second Tranche	Series A	Series B	August 2023	GEM Warrants
December 31, 2021	—	—	—	—	—	—	—
Issued	1,543	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—
December 31, 2022	1,543	—	—	—	—	—	—
Issued	—	3,587	6,281	36,114	41,670	222,223	2,270
Exercised	—	—	—	(36,114)	(8,065)	—	—
Modified(1)	—	—	—	—	—	(160,000)	—
December 31, 2023	1,543	3,587	6,281	—	33,605	62,223	2,270

(1)      During the year ended December 31, 2023, the Company and certain Investors of the August 2023 Warrants agreed to amend the terms of the original warrant agreements to remove the feature that precludes the warrants from being considered indexed to the Company’s own stock. As a result, these modified warrants were measured at fair value and reclassified to equity.

Common Stock Warrants	Issue Date	Reset Date	Exercise Price at Issuance		Reset Exercise Price
First Tranche	11/3/2022	5/3/2023	$2,250		$88.65
Purchase Agreement Amendment	1/5/2023	6/5/2023	$2,250		$87.38
Second Tranche	1/27/2023	7/30/2023	$2,250		$103.68
Series A	2/21/2023	No Reset	$0		N/A
Series B	2/21/2023	No Reset	$234	(1)	N/A
August 2023	8/11/2023	No Reset	$45	(2)	N/A
GEM Warrants	10/2/2023	No Reset	$26.54		N/A

(1)      Excludes 4,800 of remaining warrants authorized to exercise for no consideration, as discussed below.

(2)      Excludes pre-funded warrants, as discussed below.

In connection with the issuance of the Convertible Notes, the Investors received a number of common stock warrants equal to 30% of the face value of the Convertible Notes divided by the VWAP prior to the applicable closing date. The common stock warrants entitle the holder to purchase one share of the Company’s Class A common stock at the exercise price of a) $2,250 per share (“Exercise Price”) or (b) 92.5% of the average of the three lowest daily VWAP of the common stock during the ten-trading day period (“Variable Exercise Price”), whichever is lower. The Exercise Price included a one-time reset at the 6-month anniversary of the initial exercise date (the “Reset Date”) to the lower of the initial Exercise Price and 120% of the daily VWAP on the trading day prior to the Reset Date.

The common stock warrants issued in First Tranche, Purchase Agreement Amendment Tranche, and Second Tranche have a five-year exercise period from their respective issuance date. Subsequently to their issuance, upon reaching the Reset date, the Exercise Price of these warrants was changed to $88.65, $87.38, and $103.68 per share for the First Tranche, Purchase Agreement Amendment Tranche, and Second Tranche, respectively.

As discussed in Note 12 — Stock-based Compensation and Common Stock, in connection with the February 2023 Offering, the purchasing shareholders received Series A and Series B Warrants with each Class A common share issued. All Series A warrants were exercised following issuance for no consideration. The Series B Warrants were exercisable upon completion of the Reorganization Merger and will expire five years from the merger date.

As discussed in Note 12 — Stock-based Compensation and Common Stock, in connection with the August 2023 Offering, the purchasing shareholders received August 2023 Warrants with each Class A common share issued. The Company also issued pre-funded warrants (the “Pre-Funded Warrants”) which were immediately exercisable for one share of Class A common stock at an Exercise Price of $0.0001 and were fully exercised as of December 31, 2023. The August 2023 Warrants were immediately exercisable and expire three years from the date of issuance. As of December 31, 2023, 160,000 of the August 2023 Warrants were amended and reclassified as equity warrants.

In connection with the August 2023 Offering, the Company amended existing Series B warrant agreements to authorize certain Investors to purchase 12,865 shares of the Company’s Class A common stock for no consideration. As of December 31, 2023, 8,065 of these Series B warrants were exercised. Series B warrants are accounted for as liabilities and the fair market value of the warrants is remeasured at the end of every reporting period.

The majority of the First Tranche, Purchase Agreement Amendment tranche, Second Tranche, Series A, Series B, August 2023 Warrants, and GEM warrants (together, the “Liability Warrants”) contain a feature that precludes them from being considered indexed to the Company’s own stock and therefore are accounted for as liabilities in the Company’s consolidated balance sheets. The Company records the Liability Warrants at fair value and subsequently remeasures unexercised warrants to fair value at the reporting date, as further discussed in Note 14 — Fair Value. Activity related to the Company’s warrants during the years ended December 31, 2023 and 2022 were as follows (in thousands):

	Years Ended December 31,
	2023	2022
Balance at the beginning of the year	$374	$—
Liability Warrants issued during the period	13,446	1,966
Liability Warrants exercised during the period	(3,519)	—
Liability Warrants modified to Equity Warrants	(222)	—
Change in fair value measurement	(10,024)	(1,592)
Warrant Liability at the end of the year	$55	$374